Fair Value Measurements - Graphite Bio, Inc.	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value Measurements
Assets and liabilities recorded at fair value on a recurring basis in the balance sheets, as well as assets and liabilities measured at fair value on a non-recurring basis or disclosed at fair value, are categorized based upon the level of judgment associated with inputs used to measure their fair values. The accounting guidance for fair value provides a framework for measuring fair value and requires certain disclosures about how fair value is determined. Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date.
The accounting guidance also establishes a three-level valuation hierarchy that prioritizes the inputs to valuation techniques used to measure fair value based upon whether such inputs are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions made by the reporting entity. The three-level hierarchy for the inputs to valuation techniques is briefly summarized as follows:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2 — Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and
Level 3 — Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.
Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. An assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability. Changes in the ability to observe valuation inputs may result in a reclassification of levels of certain securities within the fair value hierarchy. The Company recognizes transfers into and out of levels within the fair value hierarchy in the period in which the actual event or change in circumstances that caused the transfer occurs.
As of December 31, 2023 and 2022, Level 1 securities consist of U.S. Treasury and money market funds, for which the carrying amounts are based on the quoted market prices in active markets.
As of December 31, 2022, Level 2 securities consist of highly rated commercial paper, U.S. agency securities, and asset-backed securities, for which fair value is determined through the use of models or other valuation methodologies.
During the periods presented, the Company did not have any Level 3 securities.
The following tables set forth the financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2023 and 2022 (in thousands):

	December 31, 2023
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds(1)	$184,259	$184,259	$—	$—
Commercial paper(1)	—	—	—	—
Total cash equivalents	$184,259	$184,259	$—	$—

	December 31, 2022
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds(1)	$45,739	$45,739	$—	$—
Commercial paper(1)	1,991	—	1,991	—
Total cash equivalents	47,730	45,739	1,991	—
Marketable securities:
U.S. treasuries(2)	65,391	65,391	—	—
Commercial paper(2)	115,061	—	115,061	—
U.S. agency securities(2)	53,455	—	53,455	—
Asset-backed securities(2)	1,914	—	1,914	—
Total marketable securities	235,821	65,391	170,430	—
Total cash equivalents and marketable securities	$283,551	$111,130	$172,421	$—
__________________
(1)Included within cash and cash equivalents on the balance sheet.
(2)Included within investments in marketable securities, current and investments in marketable securities, non-current on the balance sheet.
Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, including cash equivalents classified within the Level 1 designation, prepaid and other current assets, accounts payable, and accrued liabilities approximate fair value due to their short maturities. Cash equivalents, marketable securities, and the preferred stock warrants liability are recorded at fair value on a recurring basis.
None of the Company’s non-financial assets or liabilities are recorded at fair value on a non-recurring basis.
Liabilities measured at fair value on a recurring basis are as follows (in thousands):

	Fair Value Measurements at Reporting Date
	Total	Level 1	Level 2	Level 3
At December 31, 2022:
Liabilities
Preferred stock warrants liability	$994	$—	$—	$994
Total liabilities measured at fair value	$994	$—	$—	$994

	Fair Value Measurements at Reporting Date
	Total	Level 1	Level 2	Level 3
At December 31, 2023:
Cash equivalents
Money market funds	$7,962	$7,962	$—	$—
Total cash equivalents measured at fair value	$7,962	$7,962	$—	$—
Marketable securities
Commercial paper	$18,751	$—	$18,751	$—
U.S. government agency securities	9,925	—	9,925	—
U.S. treasury securities	1,978	1,978	—	—
Total marketable securities measured at fair value	$30,654	$1,978	$28,676	$—
Liabilities
Preferred stock warrants liability	$871	$—	$—	$871
Total liabilities measured at fair value	$871	$—	$—	$871
Marketable securities consisted of the following (in thousands):

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Commercial paper	$18,742	$9	$—	$18,751
US government agencies	9,927	1	(3)	9,925
US treasury securities	1,977	1	—	1,978
Totals	$30,646	$11	$(3)	$30,654
As of December 31, 2023, three of the Company’s marketable securities with a fair market value of $6.5 million were in a gross unrealized loss position of $3,000, all of which have been in a gross unrealized loss position for less than one year. When evaluating an investment for impairment, the Company reviews factors such as the severity of the impairment, changes in underlying credit ratings, forecasted recovery, the Company’s intent to sell or the likelihood that it would be required to sell the investment before its anticipated recovery in market value and the probability that the scheduled cash payments will continue to be made. Based on the Company’s review of these marketable securities, the Company believes none of the unrealized loss is the result of a credit loss as of
December 31, 2023, because it does not intend to sell these securities, and it is not more-likely-than-not that it will be required to sell these securities before the recovery of their amortized cost basis.
As of December 31, 2023, all marketable securities had contractual maturities of less than one year.
The key unobservable inputs for the preferred stock warrants liability were:

	December 31
	2022	2023
Estimated time to liquidity	2.5 years	2.0 years
Volatility rate	70.0%	84.0%
Risk-free interest rate	4.3%	4.2%
The Company did not transfer any assets measured at fair value on a recurring basis between levels during the years ended December 31, 2022 and 2023.
The following table presents activity for the preferred stock warrants liability during the years ended December 31, 2023 (in thousands):

Preferred Stock Warrants Liability
Balance at December 31, 2022	$994
Change in fair value	(123)
Balance at December 31, 2023	$871